Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
Schedule of Consolidated Financial Statements of the Company

As of June 30, 2026, the consolidated financial statements of the Company include the following entities:

	Place and date of	% of ownership
Name of entities	incorporation	Direct	Indirect	Principal activities
Parent company
Baiya	Cayman Island/ October 18, 2021	Parent		Investment holding
Subsidiaries of Baiya
Ruifeng BVI	BVI/October 25, 2021	100%		Investment holding
Baiya US	USA/ March 25, 2025	100%		Investment holding
Baiya HK	PRC – Hong Kong/ May 20, 2025	100%		Investment holding
Baiya Chengdu	PRC – Mainland China/ May 20, 2025		100% owned by Baiya HK	Consultancy and management support
BIYA Singapore	Singapore/ June 3, 2025	100%		Investment holding

BIYA Media	USA/ July 15, 2025		100% owned by Baiya US	Investment holding

Chuzhou Baiwo	PRC – Mainland China/ December 23, 2025		51% owned by Baiya Chengdu	Technical Development, Consulting, and other related services